ACQUISITIONS AND OTHER ARRANGEMENTS - Summary of Fair Value of Assets Acquired and Liabilities Assumed for Cheetah Medical, Inc. (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Oct. 25, 2019	Dec. 31, 2018
Acquisitions And Collaborations [Line Items]
Goodwill	$ 3,217	$ 3,030		$ 3,002
Cheetah Medical, Inc.
Acquisitions And Collaborations [Line Items]
Cash			$ 2
Accounts receivable, net			3
Inventories			1
Prepaid expenses and other current assets			1
Property, plant and equipment			1
Goodwill			84
Other intangible assets			131
Operating lease right-of-use assets			1
Accounts payable and accrued liabilities			(4)
Other non-current liabilities			(12)
Total assets acquired and liabilities assumed			$ 208